NOTE 9 DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2012
Derivatives and Fair Value [Text Block]
NOTE 9             DERIVATIVE LIABILITIES

On July 11, 2012, the Company borrowed $100,000 requiring principal repayment of $110,000 convertible at the lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion. This note payable contained an embedded derivative liability due to the conversion feature not being considered fixed or determinable. The related derivative liability was valued at issuance and the fair value of $98,366 was recorded as a derivative liability and debit to debt discount.

In addition to this convertible note all other debt and equity instruments (except for preferred stock) convertible to common stock at the discretion of the holder were considered as a part of the derivative liability due to the tainted equity environment.  As of July 11, 2012, these tainted instruments consisted of convertible debt outstanding of $375,000 and 20,050,000 warrants. These instruments were valued when they became tainted on July 11, 2012.  The fair value of the conversion features on the convertible debt of $83,358 was added to the derivative liability and recorded as a part of the loss on the derivative for the period. The fair value of the warrants was also added to the derivative liability and recorded as a loss on the derivative liability. During the remainder of 2012, the Company issued additional convertible notes totaling $273,000 which were considered tainted upon issuance. The related derivative liability and debt discount recorded was valued at inception and equal to $48,272. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at December 31, 2012 with all changes flowing through the gain/loss on derivative. The derivative liability related to convertible debt was valued at $291,208, and the derivative liability related to warrants was $205,689 as of December 31, 2012.

Prior to December 31, 2012 the Company issued 500,000 shares of common stock for warrants exercised were valued as a part of the tainted equity portion of the derivative liability. The related derivative was marked to market on the settlement according to the lattice valuation and relieved to additional paid in capital for $49,795.

The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2012.

Derivative Liability at December 31, 2011	$-
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	159,789
Settlement to APIC from Warrants Exercise	(49,795)
Loss on Derivative Liability	386,833
Derivative Liability at December 31, 2012	$496,827

The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2012 and December 31, 2011:

Derivative Liabilities:	December 31, 2012	December 31, 2011
Embedded derivative liability in convertible debt	$82,237	$-
Derivative liability due to tainted equity – convertible debt	208,971	-
Derivative liability due to tainted equity – warrants	205,619	-
Total Derivative Liability	$496,827	$-